Long-term debt - Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Convertible debentures	$ 350,000	$ 350,000
Revolving credit facility	19,482	30,000
Long-term debt	369,482	380,000
Unamortized debt issuance costs	(6,733)	(8,867)
Unamortized accretion on convertible debentures	(13,707)	(18,364)
Long-term debt, net of issuance costs	349,042	352,769
Current portion	0	0
Non-current portion	349,042	352,769
Long-term debt	$ 349,042	$ 352,769	$ 464,308